STOCKHOLDERS’ EQUITY - 10-K - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2022	Oct. 31, 2022	Mar. 31, 2021	Nov. 30, 2018	Apr. 30, 2015	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Stock-based compensation							$ 326	$ 0	$ 351	$ 0
Options outstanding (in shares)		16,081					45,423		45,423		16,081
Options outstanding, exercise price (in usd per share)		$ 169.84									$ 169.84
Unrecognized compensation cost, options							$ 424		$ 424
Stock options
Class of Stock [Line Items]
Unrecognized compensation cost, remaining contractual term									3 years 1 month 28 days
Private GRI
Class of Stock [Line Items]
Issuance of common stock (in shares)				10,989
Issuance of common stock				$ 100								$ 100
Redemption of common stock		$ 124
Purchase price (in usd per share)		$ 111.16
Warrants outstanding (in shares)		388,704									388,704	200,851
Options outstanding (in shares)		341,767									341,767	341,767
Options outstanding, exercise price (in usd per share)		$ 5.11									$ 5.11
Options nonvested (in shares)												78,118
Options vested and exercisable (in shares)												263,649
Options vested and exercisable, aggregate intrinsic value		$ 1,107									$ 1,107
Options vested and exercisable, remaining contractual term											3 years 10 months 6 days
Unrecognized compensation cost, options		$ 279									$ 279
Private GRI | GRI Bio, Inc. Prior To Merger
Class of Stock [Line Items]
Purchase price (in usd per share)		$ 4.158
Private GRI | Restricted stock, issued April 2015
Class of Stock [Line Items]
Awards granted (in shares)						473,142
Grant date fair value (in usd per share)	$ 9.10					$ 7.00
Unrecognized compensation cost, other awards		$ 3,974									3,974
Private GRI | Restricted stock, issued March 2021
Class of Stock [Line Items]
Awards granted (in shares)				92,091
Unrecognized compensation cost, other awards		838									838
Private GRI | Restricted stock, issued October 2022
Class of Stock [Line Items]
Awards granted (in shares)			7,142
Unrecognized compensation cost, other awards		$ 25									$ 25
Awards vested (in shares)		3,571									3,571
Stock-based compensation											$ 25
Options nonvested (in shares)		3,571									3,571
Private GRI | Restricted stock, issued October 2022 | Vesting tranche one
Class of Stock [Line Items]
Awards granted (in shares)			1,786
Private GRI | Restricted stock, issued October 2022 | Vesting tranche two
Class of Stock [Line Items]
Awards granted (in shares)			1,785
Private GRI | Restricted stock, issued October 2022 | Vesting tranche three
Class of Stock [Line Items]
Awards granted (in shares)			1,786
Private GRI | Restricted stock, issued October 2022 | Vesting tranche four
Class of Stock [Line Items]
Awards granted (in shares)			1,785
Private GRI | Restricted stock, issued December 2022
Class of Stock [Line Items]
Awards granted (in shares)		59,571
Private GRI | Stock options
Class of Stock [Line Items]
Number of shares authorized for grant (in shares)		669,985									669,985
Number of shares available for grant		321,075									321,075	328,217
Stock awards, contractual life (in years)											10 years
Unrecognized compensation cost, remaining contractual term											3 years 10 months 6 days
Private GRI | Stock options with service conditions
Class of Stock [Line Items]
Options outstanding (in shares)		185,531									185,531
Private GRI | Stock options with service conditions | Minimum
Class of Stock [Line Items]
Vesting period											2 years
Private GRI | Stock options with service conditions | Maximum
Class of Stock [Line Items]
Vesting period											3 years
Private GRI | Stock options with service conditions related to future receipts of funding
Class of Stock [Line Items]
Options granted, cumulative (in shares)		156,236									156,236
Options vested, cumulative (in shares)		78,118									78,118
Options nonvested (in shares)		78,118									78,118
Private GRI | Put Option
Class of Stock [Line Items]
Put right, shares (in shares)					29,857
Put right, share price (in usd per share)					$ 15.88
Private GRI | Put Option | GRI Bio, Inc. Prior To Merger
Class of Stock [Line Items]
Put right, share price (in usd per share)					$ 4.158